POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 92,992	$ 83,079
Annuities
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	89,371	80,046
Annuities | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	7,432	7,585
Annuities | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	3,306	3,597
Annuities | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5,371	5,088
Annuities | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	21,523	15,943
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	51,739	47,833
Annuities | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	15,750	15,356
Annuities | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 3,380	$ 3,963
Annuities | 0% - 1% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Annuities | 0% - 1% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Annuities | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 2,553	$ 2,838
Annuities | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,245	3,768
Annuities | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5,572	4,787
Annuities | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,209	4,827
Annuities | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,876	$ 1,501
Annuities | 1% - 2% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Annuities | 1% - 2% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Annuities | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 278	$ 341
Annuities | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	862	1,159
Annuities | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,193	1,826
Annuities | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	17,392	11,730
Annuities | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,918	$ 1,839
Annuities | 2% - 3% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Annuities | 2% - 3% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Annuities | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 470	$ 411
Annuities | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	256	159
Annuities | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	14,748	9,321
Annuities | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 281	$ 300
Annuities | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 258	$ 282
Annuities | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5	7
Annuities | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	8	2
Annuities | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	10	9
Annuities | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	51,739	47,833
Annuities | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	51,739	47,833
Life Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2,193	2,107
Life Insurance | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,055	1,088
Life Insurance | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2	2
Life Insurance | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	289	282
Life Insurance | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	847	735
Life Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	958	829
Life Insurance | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 39	$ 32
Life Insurance | 1% - 2% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Life Insurance | 1% - 2% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Life Insurance | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 2	$ 2
Life Insurance | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	70	60
Life Insurance | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	847	735
Life Insurance | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	637	644
Life Insurance | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 418	$ 422
Life Insurance | 2% - 3% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Life Insurance | 2% - 3% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Life Insurance | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0	$ 0
Life Insurance | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	219	222
Life Insurance | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 598	$ 634
Life Insurance | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 598	$ 634
Life Insurance | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0	$ 0